Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Inputs, Assets, Quantitative Information

The following table presents the Companies' quantitative information about Level 3 fair value measurements at June 30, 2023. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

				Dominion Energy			Virginia Power
	Valuation Techniques	Unobservable Input		Fair Value (millions)	Range	Weighted Average(1)	Fair Value (millions)	Range	Weighted Average(1)
Assets
Physical and financial forwards:
Electricity	Discounted cash flow	Market price (per MWh)	(3)	$141	25-138	47	—	—	—
Physical options:
Natural gas(2)	Option model	Market price (per Dth)	(3)	15	1-8	4	15	1-8	4
		Price volatility	(4)		19%-72%	51%		19%-72%	51%
Total assets				$156			$15
Liabilities
Physical and financial forwards:
Natural gas(2)	Discounted cash flow	Market price (per Dth)	(3)	$18	(2)-2	(1)	$18	(2)-2	(1)
Electricity	Discounted cash flow	Market price (per MWh)	(3)	4	32-138	64	—	—	—
Total liabilities				$22			$18
(1)
Averages weighted by volume.
(2)
Includes basis.
(3)
Represents market prices beyond defined terms for Levels 1 and 2.
(4)
Represents volatilities unrepresented in published markets.

Fair Value, Option, Qualitative Disclosures

Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)

Fair Value, by Balance Sheet Grouping

The following table presents the Companies' assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Dominion Energy				Virginia Power
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
June 30, 2023
Assets
Derivatives:
Commodity	$1	$194	$156	$351	$1	$73	$15	$89
Interest rate	—	904	—	904	—	135	—	135
Investments(1):
Equity securities:
U.S.	4,354	—	—	4,354	2,317	—	—	2,317
Fixed income:
Corporate debt instruments	—	539	—	539	—	323	—	323
Government securities	170	1,144	—	1,314	90	619	—	709
Cash equivalents and other	27	—	—	27	1	—	—	1
Total assets	$4,552	$2,781	$156	$7,489	$2,409	$1,150	$15	$3,574
Liabilities
Derivatives:
Commodity	$—	$332	$22	$354	$—	$150	$18	$168
Interest rate	—	381	—	381	—	11	—	11
Foreign currency exchange rate	—	59	—	59	—	59	—	59
Total liabilities	$—	$772	$22	$794	$—	$220	$18	$238
December 31, 2022
Assets
Derivatives:
Commodity	$—	$332	$437	$769	$—	$32	$236	$268
Interest rate	—	1,407	—	1,407	—	614	—	614
Investments(1):
Equity securities:
U.S.	3,810	—	—	3,810	2,028	—	—	2,028
Fixed income:
Corporate debt instruments	—	576	—	576	—	360	—	360
Government securities	161	1,059	—	1,220	90	542	—	632
Total assets	$3,971	$3,374	$437	$7,782	$2,118	$1,548	$236	$3,902
Liabilities
Derivatives:
Commodity	$—	$911	$15	$926	$—	$333	$15	$348
Interest rate	—	377	—	377	—	7	—	7
Foreign currency exchange rate	—	101	—	101	—	101	—	101
Total liabilities	$—	$1,389	$15	$1,404	$—	$441	$15	$456

(1)
Includes investments held in the nuclear decommissioning trusts and rabbi trusts. Excludes $375 million and $404 million of assets at Dominion Energy, inclusive of $152 million and $161 million at Virginia Power, at June 30, 2023 and December 31, 2022, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents the net change in the Companies' assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	Dominion Energy				Virginia Power
	Quarter-to-Date		Year-to-Date		Quarter-to-Date		Year-to-Date
Period Ended June 30,	2023	2022	2023	2022	2023	2022	2023	2022
(millions)
Beginning balance	$206	$202	$422	$222	$55	$22	$221	$102
Total realized and unrealized gains (losses):
Included in earnings:
Operating revenue	2	—	2	—	—	—	—	—
Electric fuel and other energy- related purchases	(36)	117	(87)	165	(36)	106	(88)	151
Included in regulatory assets/ liabilities	(74)	261	(290)	241	(58)	206	(224)	126
Settlements	36	(117)	71	(165)	36	(106)	72	(151)
Purchases	—	17	16	17	—	17	16	17
Ending balance	$134	$480	$134	$480	$(3)	$245	$(3)	$245

Dominion Energy had $2 million of unrealized gains included in earnings in the Level 3 fair value category related to assets/liabilities still held at the reporting date for the three and six months ended June 30, 2023 and no unrealized gains or losses for the three and six months ended June 30, 2022. Virginia Power had no unrealized gains or losses for the three and six months ended June 30, 2023 and June 30, 2022.

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments	For the Companies' financial instruments that are not recorded at fair value, the carrying amounts and estimated fair values are as follows:

	Dominion Energy		Virginia Power
	Carrying Amount	Estimated Fair Value(1)	Carrying Amount	Estimated Fair Value(1)
(millions)
June 30, 2023
Long-term debt(2)	$41,887	$38,876	$16,399	$14,909
Supplemental credit facility borrowings	450	450
Junior subordinated notes(2)	1,387	1,349
December 31, 2022
Long-term debt(2)	$39,680	$36,426	$15,616	$14,067
Supplemental credit facility borrowings	450	450
Junior subordinated notes(2)	1,387	1,340

(1)
Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issuances with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.
(2)
Carrying amount includes current portions presented in securities due within one year and amounts which represent the unamortized debt issuance costs and discount or premium. Additionally, the Dominion Energy carrying amount includes portions classified as held for sale and presented in current liabilities held for sale and noncurrent liabilities held for sale.